Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Investments
Schedule of Long-term investments

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
5.0% Investment in a company in mobile games industry	600,000	600,000	83,468
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	83,468
Subtotal	1,200,000	1,200,000	166,936
Less: Impairment loss	1,102,938	1,102,938	153,433
Total	97,062	97,062	13,503